Oil and Gas Properties (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Summary of pro forma results of operations
Operating revenues	$ 12,941,108	$ 6,070,500
Operating loss	(10,599,304)	(29,001,745)
Net loss	$ (19,063,015)	$ (33,489,536)
Pro forma loss per common share:
Basic and diluted	$ (2.08)	$ (12.92)